Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance And Operating Leases
Finance lease and operating lease costs	$ 155,267	$ 99,823
Expenses relating to short-term leases	11,217	19,892
Total lease cost	$ 166,484	$ 119,715